EMPLOYEE BENEFIT PLANS - Amounts recognized in net periodic benefit cost and other comprehensive (loss) income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net periodic pension cost:
Health care trend rate (as a percent)	5.82%	7.00%
Decrease in health care trend rate after 2030 (as a percent)	4.38%	4.38%
Defined Benefit Plans
Amounts recognized in net periodic benefit cost and other comprehensive income (loss)
Current year actuarial loss	$ 86	$ 11	$ 37
Amortization of actuarial loss	(11)	(11)	(11)
Current year prior service credit		9
Amortization of prior service credit	(1)	(1)	(1)
Total recognized in other comprehensive (loss) income	74	8	25
Amount related to discontinued operations	(8)	4	(27)
Total recognized in other comprehensive income (loss) from continuing operations	66	12	(2)
Net periodic benefit cost	7	2	7
Total recognized in net periodic benefit cost and other comprehensive income	$ 81	$ 10	$ 32
Projected benefit obligation:
Discount rate (as a percent)	2.28%	3.27%	3.12%
Rate of compensation increase (as a percent)	3.79%	3.24%	3.66%
Net periodic pension cost:
Discount rate (as a percent)	3.27%	3.12%	4.40%
Rate of compensation increase (as a percent)	3.24%	3.66%	4.20%
Expected return on plan assets (as a percent)	5.22%	5.99%	6.24%
Other Postretirement Benefits Plan
Amounts recognized in net periodic benefit cost and other comprehensive income (loss)
Current year actuarial loss			$ 1
Current year prior service credit	$ (2)	$ (2)
Total recognized in other comprehensive income (loss) from continuing operations	(2)	(2)	1
Total recognized in net periodic benefit cost and other comprehensive income	$ (2)	$ (2)	$ 1
Projected benefit obligation:
Discount rate (as a percent)	3.72%	6.94%	5.65%
Net periodic pension cost:
Discount rate (as a percent)	6.94%	5.65%	6.59%